Other Operating Expenses (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Other Operating Expenses [Line Items]
Other operating expenses	$ 4,491
Segment VITAS [Member] | Chief Executive Officer [Member]
Other Operating Expenses [Line Items]
Other operating expenses	4,500
Other operating expense, after tax	$ 2,800